Principal Accounting Policies (Details 2) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2012 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2011 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2012 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2011 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2012 Customer deposit Wangyibao CNY
Restricted cash
Period set aside for restricted cash				12 months	12 months
Restricted cash	$ 91,573	570,506	318,684			85,000	85,000	209,200	233,700	276,300